Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2011
Fair Value Measurements (Tables) [Abstract]
Input For Fair Value Modeling
Type of Fixed Income Security
	United States		State and Local
Type of Input	Government	Corporate Debt	Government

Benchmark Yields	X	X	X
Broker Quotes	X	X	X
Discount Margins	X	X
Treasury Market Update	X
Base Spread	X	X	X
Corporate Actions		X
Ratings Agency Updates		X	X
Prepayment Schedule and
History			X
Yield Adjustments	X

Book Values and Fair Values of Long-term Debt [Table Text Block]
	June 30, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,635	$18,251	$16,811	$18,285

Other Temporary Investments
	June 30, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$212	$-	$-	$212
Fixed Income Securities:
Mutual Funds	63	-	-	63
Variable Rate Demand Notes	21	-	-	21
Equity Securities - Mutual Funds	7	8	-	15
Total Other Temporary Investments	$303	$8	$-	$311

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

(a)	Primarily represents amounts held for the repayment of debt.

Debt and Equity Securities Within Other Temporary Investments
	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Proceeds from Investment Sales	$51	$16	$247	$257
Purchases of Investments	5	24	153	221
Gross Realized Gains on Investment Sales	-	16	-	16
Gross Realized Losses on Investment Sales	-	-	-	-

Nuclear Trust Fund Investments
	June 30, 2011			December 31, 2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments

	(in millions)
Cash and Cash Equivalents	$17	$-	$-	$20	$-	$-
Fixed Income Securities:
United States Government	484	27	(1)	461	23	(1)
Corporate Debt	57	3	(1)	59	4	(2)
State and Local Government	338	1	(1)	341	(1)	-
Subtotal Fixed Income Securities	879	31	(3)	861	26	(3)
Equity Securities - Domestic	678	231	(105)	634	183	(123)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,574	$262	$(108)	$1,515	$209	$(126)

Securities Activity Within the Decommissioning and SNF Trusts
	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Proceeds from Investment Sales	$177	$360	$465	$592
Purchases of Investments	186	369	492	617
Gross Realized Gains on Investment Sales	7	1	12	6
Gross Realized Losses on Investment Sales	4	-	9	-

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities
(in millions)
Within 1 year	$77
1 year – 5 years	256
5 years – 10 years	281
After 10 years	265
Total	$879

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
June 30, 2011

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$208	$-	$-	$209	$417

Other Temporary Investments
Restricted Cash (a)	160	-	-	52	212
Fixed Income Securities:
Mutual Funds	63	-	-	-	63
Variable Rate Demand Notes	-	21	-	-	21
Equity Securities - Mutual Funds (b)	15	-	-	-	15
Total Other Temporary Investments	238	21	-	52	311

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	17	1,006	113	(686)	450
Cash Flow Hedges:
Commodity Hedges (c)	8	30	-	(17)	21
Interest Rate/Foreign Currency Hedges	-	1	-	-	1
Fair Value Hedges	-	8	-	-	8
Dedesignated Risk Management Contracts (d)	-	-	-	36	36
Total Risk Management Assets	25	1,045	113	(667)	516

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	5	-	12	17
Fixed Income Securities:
United States Government	-	484	-	-	484
Corporate Debt	-	57	-	-	57
State and Local Government	-	338	-	-	338
Subtotal Fixed Income Securities	-	879	-	-	879
Equity Securities - Domestic (b)	678	-	-	-	678
Total Spent Nuclear Fuel and Decommissioning Trusts	678	884	-	12	1,574

Total Assets	$1,149	$1,950	$113	$(394)	$2,818

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$20	$882	$36	$(725)	$213
Cash Flow Hedges:
Commodity Hedges (c)	2	17	-	(17)	2
Interest Rate/Foreign Currency Hedges	-	3	-	-	3
Total Risk Management Liabilities	$22	$902	$36	$(742)	$218

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Fair Value Hedges	-	7	-	-	7
Dedesignated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Fair Value Hedges	-	1	-	-	1
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

(a)       Amounts in ''Other'' column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in ''Other'' column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for ''Derivatives and Hedging.''

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for ''Derivatives and Hedging.'' At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in ''Other'' column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The June 30, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($1) million in 2011, $3 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $75 million in periods 2012-2014, $18 million in periods 2015-2016 and $18 million in periods 2017-2028; Level 3 matures $11 million in 2011, $25 million in periods 2012-2014, $15 million in periods 2015-2016 and $26 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

Changes in Fair Value of Net Trading Derivatives and Other Investments
Net Risk
Management
Three Months Ended June 30, 2011	Assets (Liabilities)

(in millions)
Balance as of March 31, 2011	$73
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	10
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	14
Transfers into Level 3 (d) (f)	3
Transfers out of Level 3 (e) (f)	(4)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(9)
Balance as of June 30, 2011	$77

Net Risk Management
Three Months Ended June 30, 2010	Assets (Liabilities)

(in millions)
Balance as of March 31, 2010	$116
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(25)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	10
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	14
Transfers into Level 3 (d) (f)	1
Transfers out of Level 3 (e) (f)	(6)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(10)
Balance as of June 30, 2010	$100

Net Risk Management
Six Months Ended June 30, 2011	Assets (Liabilities)

(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(9)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	7
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	6
Transfers into Level 3 (d) (f)	4
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(4)
Balance as of June 30, 2011	$77

Net Risk Management
Six Months Ended June 30, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	4
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	33
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(13)
Transfers into Level 3 (d) (f)	12
Transfers out of Level 3 (e) (f)	(5)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	7
Balance as of June 30, 2010	$100

(a)       Included in revenues on our Condensed Consolidated Statements of Income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our Condensed Consolidated Statements of Income. These net gains (losses) are recorded as regulatory liabilities/assets.